ACQUISITIONS (Schedule of pro forma information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Revenues	$ 329,068	$ 299,871
Net Income	$ 8,079	$ 3,985